Non-Financial Assets - Summary of Non-Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Current Assets
Non-Financial Assets [Line Items]
Advance payment	₩ 160,596	₩ 161,466
Prepaid Expenses	366,532	756,729
Miscellaneous Non-Financial Assets
Greenhouse gas emissions rights	192,005	524,658
Other quick assets	1,025,736	316,138
Miscellaneous Non-Financial Assets	1,217,741	840,796
Non-Financial Assets	1,744,869	1,758,991
Other Noncurrent Assets
Non-Financial Assets [Line Items]
Advance payment	51,425	124,305
Prepaid Expenses	153,830	151,095
Miscellaneous Non-Financial Assets
Greenhouse gas emissions rights	0	0
Other quick assets	103,879	89,418
Miscellaneous Non-Financial Assets	103,879	89,418
Non-Financial Assets	₩ 309,134	₩ 364,818